Related Party Transactions	6 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He	Relatives of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity Investee - 13% of the ownership
Guangdong Dogness Biotechnology Co., Ltd.	Relate to one of the Company’s shareholders
Mark Trade (HK) Limited	Shareholder of Dogness Culture

(1)	Due to related parties

As of December 31, 2020 and June 30, 2020, due to related parties consist of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Mr. Silong Chen	$2,027,662	$25,462
Mark Trade (HK) Limited	8,260	-
Total	$2,035,922	$25,462

Mr. Silong Chen and affiliated companies periodically provide working capital loans to support the Company’s operations when needed. Such advance was non-interest bearing and due on demand.

(2)	Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s short-term bank loans. Related parties, Mr. Junqiang Chen and Ms. Caiyuan He, the relatives of Mr. Silong Chen, also jointly provided guarantee to the Company’s borrowings from ICBC bank (See Note 9).

(3)	Sales to related parties

Revenue from related parties consisted of the following:

	For the six months ended December 31,
Name	2020	2019
	(Unaudited)	(Unaudited)
Linsun	$-	$73,024
Dogness Network	548,351	515,709
Total	$548,351	$588,733

Cost of revenue associated with the sales to these two related parties amounted to $285,258 and $351,601 for the six months ended December 31, 2020 and 2019, respectively.

(4)	Accounts receivable from a related party

Accounts receivable from a related party consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Accounts receivable - related party:
-Dogness Network	$497,974	$559,465
Total	$497,974	$559,465

As of December 31, 2020, total accounts receivable from related parties amounted to $497,974, among which $181,409 has been collected as of April 2021.

(5)	Advances to suppliers- related party

Advances to suppliers to a related party consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Advances to suppliers- related party
-Linsun	$29,240	$-
Total	$29,240	$-

(6)	Accounts payable to related parties

Accounts payables to related parties consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Accounts payable - related parties:
-Linsun	$-	$301,555
-Dogness Network	3,963	3,660
Total	$3,963	$305,215

(7)	Purchase from related parties

During the six months ended December 31, 2020, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun and Dogness Network. Total purchases from Linsun and Dogness Network amounted to $1,004,185 and $1,295,498 in six months ended December 31, 2020 and 2019, respectively.

(8)	Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $240,000 and is subject to 15% increase every three years. For the six months ended December 31, 2020 and 2019, the Company recorded rent income of $119,956 and $Nil, respectively, as other income through leasing the manufacturing facilities to Linsun.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $35,000 and is subject to 15% increase every three years. For the six months ended December 31, 2020 and 2019, the Company recorded rent income of $16,099 and $Nil, respectively, as other income through leasing the manufacturing facilities to Dogness Network.